Subsequent Events (Narrative) (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
High-wage-earner, minimum age required		50 years
High-wage-earner, minimum wages required		$ 150,000
Subsequent Event [Member]
EBP, Subsequent Event [Line Items]
Meeting wage threshold, no longer permitted to make pre-tax catch-up contributions, minimum age required	50 years